ACCOUNTS RECEIVABLE (Tables)	12 Months Ended
Dec. 31, 2024
Subclassifications of assets, liabilities and equities [abstract]
Schedule of receivables

		As at December 31
(In millions of dollars)	Note	2024	2023

Customer accounts receivable		5,762	5,236
Other accounts receivable		1,132	1,072
Allowance for doubtful accounts	19	(227)	(211)

Total accounts receivable		6,667	6,097

Current		5,478	4,996
Long-term		1,189	1,101

Total accounts receivable		6,667	6,097

Disclosure Of financing receivable
Below is a breakdown of our financing receivable balances.

	As at December 31
(In millions of dollars)	2024	2023

Current financing receivables	2,341	2,111
Long-term financing receivables	1,189	1,101

Total financing receivables	3,530	3,212